Equity - Number of shares issued (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of number of shares outstanding [abstract]
Beginning of period (in shares)	158,166,534	158,742,282	129,300,666
End of period (in shares)	158,166,534	158,166,534	158,742,282
Share capital
Reconciliation of number of shares outstanding [abstract]
Beginning of period (in shares)	159,208,949	159,208,949	131,050,666
Conversion perpetual convertible preferred equity (in shares)	0	0	9,459,283
Issuance of shares (in shares)	0	0	18,699,000
End of period (in shares)	159,208,949	159,208,949	159,208,949